Business Combinations (Tables)	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
Schedule of Number of Shares of The Company’s Common Stock Outstanding	The total number of shares of the Company’s common stock outstanding immediately following the Business Combination was comprised as follows. The table is excluding the 9,000,000 earnout shares which have no associated premium.
July 10, 2023
Marti Delaware shares, prior to conversion	44,356,328

New Shares to Marti Cofounders and Board Members	8,461,503
New Shares to Galata Founder Shares	3,593,750
New Shares to Galata public stockholders	624,513
Total shares outstanding at close	57,036,094

Schedule of Reconciles the Elements of the Business Combination	The following table reconciles the elements of the Business Combination to the Consolidated statement of cash flows for the year ended December 31, 2023 and the Consolidated statement of stockholders equity for the year ended December 31, 2023:
July 10, 2023 Recapitalization
Cash - Galata trust and cash, net of redemptions and Galata transaction costs	42,107,655
Less: transaction costs and advisory fees incurred	(12,478,459)
Net proceeds from reverse acquisition	29,629,196

Less: Convertible Notes Liabilities (Gross PIPE Proceeds Funded at Closing)	(35,500,000)
Less: transaction costs and advisory fees accrued	(1,333,188)
Net equity impact from Business Combination	(7,203,992)

Schedule of Summarizes the Warrants	The following table summarizes the warrants eligible for tender offer
Warrant Type	Warrants Eligible to be Tendered
Private placement warrants	7,250,000
Public warrants	7,187,489
Total warrants	14,437,489

Schedule of Business Combination Tendered	Tendered as of November 21, 2023:
Warrant Type	Warrants Tendered November 21, 2023	Repurchase Price November 21, 2023	Total Cash Paid for Warrants Tendered as of November 21, 2023
Private Placement Warrants	7,250,000	$0.10	725,000
Public Warrants	5,902,206	$0.10	590,221
	13,152,206		1,315,221